Shareholder Report, Line Graph (Details) - USD ($)									1 Months Ended		2 Months Ended		4 Months Ended	5 Months Ended			7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended		14 Months Ended		16 Months Ended	17 Months Ended			19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended		26 Months Ended	28 Months Ended	29 Months Ended		31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended		38 Months Ended	39 Months Ended	41 Months Ended		45 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	53 Months Ended		57 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	65 Months Ended		69 Months Ended	73 Months Ended	74 Months Ended	77 Months Ended	81 Months Ended	85 Months Ended	89 Months Ended	93 Months Ended	97 Months Ended	101 Months Ended	105 Months Ended
	Mar. 25, 2024	Aug. 23, 2022	Dec. 07, 2020	Jul. 15, 2020	Sep. 30, 2019	Oct. 30, 2017	Jul. 10, 2017	Feb. 27, 2017	Sep. 30, 2022	Nov. 30, 2017	May 31, 2024	Nov. 30, 2019	Dec. 31, 2022	Aug. 31, 2024	Nov. 30, 2020	Nov. 30, 2017	Mar. 31, 2023	Nov. 30, 2024	Nov. 30, 2017	Jun. 30, 2023	Feb. 28, 2025	Nov. 30, 2025	Nov. 30, 2021	Sep. 30, 2023	Nov. 30, 2018	May 31, 2025	Nov. 30, 2020	Dec. 31, 2023	Aug. 31, 2025	Nov. 30, 2021	Nov. 30, 2018	Mar. 31, 2024	Nov. 30, 2025	Nov. 30, 2018	Jun. 30, 2024	Nov. 30, 2022	Sep. 30, 2024	Nov. 30, 2019	Nov. 30, 2021	Dec. 31, 2024	Nov. 30, 2022	Nov. 30, 2019	Mar. 31, 2025	Nov. 30, 2019	Jun. 30, 2025	Nov. 30, 2023	Sep. 30, 2025	Nov. 30, 2020	Nov. 30, 2022	Nov. 30, 2025	Nov. 30, 2023	Nov. 30, 2020	Nov. 30, 2020	Nov. 30, 2024	Nov. 30, 2021	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2025	Nov. 30, 2022	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2025	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000194706
Account Value [Line Items]
Line Graph and Table Measure Name																						Inspire 100 ETF
Accumulated Value						$ 10,000				$ 10,276															$ 10,594													$ 12,144										$ 14,997							$ 18,715						$ 15,966					$ 16,591				$ 21,737			$ 23,605
C000248596
Account Value [Line Items]
Line Graph and Table Measure Name																						Inspire 500 ETF
Accumulated Value	$ 10,000										$ 9,860			$ 10,510				$ 11,352			$ 10,921					$ 11,155			$ 12,272				$ 12,963
C000176728
Account Value [Line Items]
Line Graph and Table Measure Name																						Inspire Corporate Bond ETF
Accumulated Value							$ 10,000									$ 10,037															$ 9,938											$ 10,824										$ 11,382						$ 11,252						$ 10,166				$ 10,534			$ 11,318			$ 12,015
C000223048
Account Value [Line Items]
Line Graph and Table Measure Name																						Inspire Growth ETF
Accumulated Value			$ 10,000																				$ 11,735													$ 10,105										$ 10,785								$ 14,020						$ 15,688
C000237005
Account Value [Line Items]
Line Graph and Table Measure Name																						Inspire Fidelis Multi Factor ETF
Accumulated Value		$ 10,000							$ 8,808				$ 9,799				$ 10,120			$ 10,970				$ 10,721				$ 11,897				$ 12,384			$ 12,064		$ 12,846			$ 12,782			$ 12,230		$ 13,834		$ 15,242			$ 15,701
C000176729
Account Value [Line Items]
Line Graph and Table Measure Name																						Inspire Global Hope ETF
Accumulated Value								$ 10,000											$ 11,263															$ 10,841										$ 12,424									$ 13,958						$ 17,117						$ 15,646				$ 16,496			$ 19,768			$ 22,095
C000214760
Account Value [Line Items]
Line Graph and Table Measure Name																						Inspire International ETF
Accumulated Value					$ 10,000							$ 10,604															$ 11,908												$ 13,945										$ 12,645							$ 13,657						$ 15,187					$ 18,555
C000176730
Account Value [Line Items]
Line Graph and Table Measure Name																						Inspire Small/Mid Cap ETF
Accumulated Value								10,000											10,775															10,978										11,683									11,931						15,682						15,158				15,009			19,892			19,065
C000220340
Account Value [Line Items]
Line Graph and Table Measure Name																						Inspire Capital Appreciation ETF
Accumulated Value				$ 10,000											$ 10,518															$ 12,673											$ 10,819										$ 11,255						$ 13,661						$ 14,361
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000				10,317															10,964													12,730										14,953							19,128						17,366					19,769				26,469			30,440
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000										10,138			10,888				11,666			11,553					11,509			12,617				13,416
Bloomberg Intermediate Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg Intermediate Corporate Index
Accumulated Value							10,000									10,094															9,996											11,077										11,895						11,820						10,731				11,188			12,080			12,918
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000																				12,530													11,427										12,869								17,228						19,584
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P Global 1200 Index
Accumulated Value		10,001							8,738				9,662				10,406			11,119				10,712				11,922				13,003			13,411		14,263			14,183			14,010		15,611		16,826			17,249
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P Global 1200 Index
Accumulated Value								9,999											11,560															11,620										13,360									15,282						18,582						16,838				19,007			24,259			28,813
S&P International 700 TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P International 700 TR
Accumulated Value					10,000							10,451															11,455												12,730										11,493							12,751						14,631					18,719
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								10,000											11,079															11,143										11,980									13,609						16,606						14,445				14,074			19,202			19,988
Inspire 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Inspire 100 Index
Accumulated Value						$ 10,000				$ 10,274															$ 10,674													$ 12,361										$ 15,489							$ 19,531						$ 16,678					$ 17,393				$ 22,895			$ 24,956
Inspire 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Inspire 500 Index
Accumulated Value	$ 10,000										$ 9,862			$ 10,517				$ 11,364			$ 10,930					$ 11,163			$ 12,288				$ 12,986
Inspire Corporate Bond Impact Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Inspire Corporate Bond Impact Index
Accumulated Value							10,000									10,102															10,045											11,117										12,190						12,120						10,986				11,447			12,376			13,201
Bloomberg U.S. Intermediate Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg U.S. Intermediate Credit Index
Accumulated Value							$ 10,000									$ 10,088															$ 10,005											$ 11,035										$ 11,807						$ 11,729						$ 10,681				$ 11,110			$ 11,958			$ 12,782
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000																				$ 12,260													$ 11,857										$ 11,996								$ 15,997						$ 15,961
WI Fidelis Multi-Cap, Multi-Factor Index
Account Value [Line Items]
Line Graph and Table Measure Name																						WI Fidelis Multi-Cap, Multi-Factor Index
Accumulated Value		10,000							8,841				9,899				10,239			11,126				10,896				12,125				12,654			12,336		13,164			13,173			12,622		14,312		15,801			16,298
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI ACWI Index
Accumulated Value		$ 10,000							$ 8,746				$ 9,600				$ 10,301			$ 10,938				$ 10,566				$ 11,731				$ 12,693			$ 13,057		$ 13,921			$ 13,783			$ 13,601		$ 15,168		$ 16,325			$ 16,688
Inspire Global Hope Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Inspire Global Hope Index
Accumulated Value								10,000											11,284															11,034										12,730									14,067						17,406						15,970				16,937			20,500			23,149
Inspire International NTR Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Inspire International NTR Index
Accumulated Value					10,000							11,073															11,964												13,733										11,849							12,923						14,442					17,748
Inspire Global Hope Ex-US GTR Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Inspire Global Hope Ex-US GTR Index
Accumulated Value					$ 10,000							$ 10,590															$ 11,488												$ 13,247										$ 12,031							$ 13,223						$ 14,882					$ 18,421
Inspire Small/MidCap Impact EW Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Inspire Small/Mid Cap Index
Accumulated Value								10,000											10,861															11,160										11,872									12,440						16,744						16,264				16,165			21,559			20,748
S&P SmallCap 600 Equal Weight Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Accumulated Value								$ 10,000											$ 10,916															$ 11,147										$ 11,389									$ 12,444						$ 17,132						$ 16,107				$ 15,087			$ 19,553			$ 18,920
S&P Target Risk Moderate Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P Target Risk Moderate Index
Accumulated Value				$ 10,000											$ 10,559															$ 11,381											$ 10,152										$ 10,669						$ 12,244						$ 13,577